GCM Grosvenor Core Absolute Return Master Fund, LLC

Consolidated Schedule of Investments (unaudited)

June 30, 2026

Investment Funds*, **	First Acquisition Date	Cost	Fair Value	% of Members’ Capital	Liquidity***

Distressed

Harbinger Capital Partners Sp. Situations Fund, L.P. (a)(b)(c)	7/1/2007	$5,126,878	$33,030	0.02%	(1)

King Street Capital, L.P. (a)(b)	1/1/2003	28,705	112,673	0.09%	(2)

Redwood Domestic Fund, L.P. (a)(b)	1/1/2003	1	1,785	0.00%	(2)

Total Distressed		5,155,584	147,488	0.11%

Event Driven

Aspex Global Fund (a)	10/1/2021	2,702,950	7,167,427	5.28%	Quarterly

Canyon Value Realization Fund Ltd.	12/1/2013	2,341,715	3,151,429	2.32%	Quarterly

Elliott International Ltd.	1/1/2013	5,142,835	14,125,511	10.40%	Semi-Annually

Magnetar Capital, L.P. (a)(b)	7/1/2007	21,507	50,428	0.04%	(2)

Pentwater Event Fund, Ltd.	7/1/2019	1,899,961	5,020,621	3.70%	Monthly

Redmile Capital Fund, L.P. (a)(d)	5/1/2019	29,867	20,285	0.01%	(1)

Sona Credit Fund Limited	3/1/2025	3,959,375	4,460,961	3.28%	Quarterly

Total Event Driven		16,098,210	33,996,662	25.03%

Long and/or Short Equity

Atlas Enhanced Fund, Ltd.	9/1/2016	2,449,894	6,010,978	4.42%	Quarterly

BlackRock Strategic Equity Hedge Fund Limited	9/1/2017	4,260,764	12,271,162	9.03%	Monthly

Coatue Offshore Fund, Ltd. (a)	1/1/2021	4,176,830	7,210,766	5.31%	Monthly

D1 Capital Partners Offshore L.P. (a)	5/1/2020	5,852,139	14,213,867	10.46%	Quarterly

MW Eureka Fund	4/1/2018	5,962,941	13,048,997	9.61%	Quarterly

SEG Partners Offshore, Ltd.	3/1/2013	1,207,565	3,765,715	2.77%	Quarterly

Tiger Global, Ltd. (a)	1/1/2020	6,023,504	6,679,890	4.92%	Monthly

Total Long and/or Short Equity		29,933,637	63,201,375	46.52%

Macro/Commodities

Alphadyne Global Rates Fund II, Ltd.	2/1/2020	3,698,892	5,619,151	4.13%	Quarterly

Brevan Howard PT Fund Ltd.	3/1/2023	3,193,310	3,377,909	2.49%	Monthly

STM LCB LLC	4/1/2020	375,149	406,163	0.30%	(1)

Total Macro/Commodities		7,267,351	9,403,223	6.92%

Relative Value

Point72 Capital International, Ltd.	3/1/2020	2,785,049	6,676,988	4.92%	Quarterly

Torus Feeder 3 Ltd	10/1/2025	6,050,000	7,383,004	5.43%	Quarterly

Voleon Institutional Strategies International, Ltd.	4/1/2019	2,471,996	4,324,151	3.18%	Monthly

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

GCM Grosvenor Core Absolute Return Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2026

Investment Funds*, ** (continued)	First Acquisition Date	Cost	Fair Value	% of Members’ Capital	Liquidity***

Relative Value (continued)

Voleon International Investors, Ltd.	4/1/2019	$2,557,711	$4,666,928	3.44%	Monthly

Woodline Offshore Fund Ltd.	7/1/2022	3,931,963	5,975,821	4.40%	Quarterly

Total Relative Value		17,796,719	29,026,892	21.37%

Total Investments in Investment Funds		$76,251,501	$135,775,640	99.95%

Short-Term Investments	Shares	Cost	Fair Value	% Members’ Capital

Money Market Fund

BlackRock Liquidity Funds T-Fund Institutional Shares (yield 3.54%) (e)	159,861	$159,861	$159,861	0.12%

Dreyfus Treasury Obligations Cash Management (yield 3.52%) (e)	546,517	546,517	546,517	0.40%

Goldman Sachs Financial Square Treasury Obligations Fund (yield 3.53%) (e)	159,005	159,005	159,005	0.12%

Northern Institutional Treasury Portfolio Shares (yield 3.56%) (e)	725,522	725,522	725,522	0.53%

Total Short-Term Money Market		1,590,905	1,590,905	1.17%

Total Investments		$77,842,406	$137,366,545	101.12%

Other Assets, Less Liabilities			(1,519,124)	(1.12%)

Members’ Capital			$135,847,421	100.00%

*

Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**

The geographic regions of the Fund’s investments are 5.09% United States/Canada, 77.31% Global, 12.32% Europe, and 5.28% Asia. This is determined based on the investment mandate of the underlying Portfolio Funds.

***	Available frequency of redemptions after initial lock-up period, as applicable.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(b)

The Investment Fund is held by the GRF Domestic Sub-Fund LLC (the “Sub-Fund”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Sub-Fund represents 0.15% of the total Investments in Investment Funds.

(c)	The Investment Fund is considered a Level 3 investment. Level 3 investments are valued using significant unobservable inputs.

(d)

The Investment Fund is held by the Grosvenor Registered Multi-Strategy Subsidiary, LLC Series A (the “Subsidiary”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Subsidiary represents 0.01% of the total Investments in Investment Funds.

(e)	The rate shown is the annualized 7-day yield as of June 30, 2026.

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets which are subject to distribution notices.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

GCM Grosvenor Core Absolute Return Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2026

The following table describes the investments held within each investment category:

(a) Distressed Securities This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt.

Notice Period	Redemption Restrictions and Terms*
Not Applicable	Side pocket & liquidating vehicle arrangements exist for 100%** of the Investment Funds.

(b) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
45 - 90 Days	1-2 years.
Side pocket & liquidating vehicle arrangements exist for 0.74%** of the Investment Funds.

(c) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-4 years.
Side pocket & liquidating vehicle arrangements exist for 15.28%** of the Investment Funds.

(d) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
90 Days	1 year.
Side pocket & liquidating vehicle arrangements exist for 4.32%** of the Investment Funds.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

GCM Grosvenor Core Absolute Return Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2026

(e) Relative Value This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-1 year.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the percentage of fair value of investments in each respective investment category.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

GCM Grosvenor Core Absolute Return Master Fund, LLC

Notes to Consolidated Schedule of Investments (unaudited)

June 30, 2026

Portfolio Valuation

The Board has assigned to the Adviser (the “Valuation Designee”) general responsibility for determining the value of assets held by the Master Fund in accordance with the Master Fund’s valuation policy and has designated the Adviser to fair value the Master Fund’s assets in accordance with Rule 2a-5 under the 1940 Act.

Section 2(a)(41) of the 1940 Act, requires the Master Fund to value investments using: (i) the market value of the portfolio securities when market quotations are readily available and (ii) the investment’s fair value, as determined in good faith by the Board when a market quotation for a portfolio security is not readily available or otherwise determined to be unreliable. Rule 2a-5 under the 1940 Act defines a market price is readily available only when reflected by a quoted price (unadjusted) in active markets for identical investments that the Master Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

The Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Master Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Adviser’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of June 30, 2026, the Master Fund’s investments in side pockets or special liquidating vehicles represented 7.70% of the Master Fund’s net assets. Additionally, the governing

GCM Grosvenor Core Absolute Return Master Fund, LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2026

Portfolio Valuation (continued)

documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of June 30, 2026, are described in detail on the Master Fund’s Consolidated Schedule of Investments.

The Master Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Master Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

●

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

●

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

●	Level 3 - Inputs that are unobservable.

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant

GCM Grosvenor Core Absolute Return Master Fund, LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2026

Portfolio Valuation (continued)

to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes an observable input requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Master Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Master Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at June 30, 2026
Investment Funds
Distressed*	$–	$–	$33,030	$33,030
Total Investment Funds in fair value hierarchy	–	–	33,030	33,030
Investment Funds measured at NAV**	–	–	–	135,742,610
Total Investment Funds	–	–	33,030	135,775,640

Short-term Investments	1,590,905	–	–	1,590,905
Total Investments	$1,590,905	$–	$33,030	$137,366,545

*	Fair valued using a discount rate of 68% to the reported NAV, which takes into account considerations that are unique to such investment.

**	The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

The level classifications in the table above may not be indicative of the risk.

GCM Grosvenor Core Absolute Return Master Fund, LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2026

Income Taxes

Tax Cost Basis

As of June 30, 2026, the tax cost and unrealized appreciation (depreciation) of the Investments held by the Master Fund, as determined utilizing tax adjustments as of October 31, 2025, were as follows:

Investments
Tax Cost Basis of Investments	$84,744,538
Gross Unrealized Appreciation	$53,866,373
Gross Unrealized Depreciation	(1,229,587)

Net Unrealized Appreciation/(Depreciation)	$52,636,786

The cost of investments shown above includes investments held directly by the Master Fund and investments held by the Sub-Fund. Due to the Sub-Fund’s election to become a disregarded entity as of January 1, 2024, the tax cost of the assets held by the Sub-Fund matches the fair market value of the assets on December 31, 2023.